Employee Stock Purchase Plan	12 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Employee Stock Purchase Plan
14.	Employee Stock Purchase Plan
2019 ESPP
The Mesa Air Group, Inc. 2019 Employee Stock Purchase Plan (the “2019 ESPP”) is a nonqualified plan that provides eligible employees of Mesa Air Group, Inc. with an opportunity to purchase Mesa Air Group, Inc. ordinary shares through payroll deductions. Under the 2019 ESPP, eligible employees may elect to contribute 1% to 15% of their eligible compensation during each semi-annual offering period to purchase Mesa Air Group, Inc. ordinary shares at a 10% discount.
A maximum of 500,000 Mesa Air Group, Inc. ordinary shares may be issued under the 2019 ESPP. As of September 30, 2024, eligible employees purchased and the Company issued an aggregate of 499,962 Mesa Air Group, Inc. ordinary shares under the 2019 ESPP, 55,372 of which were purchased and issued during the current fiscal year. During the fiscal year ended
September
 30, 2024, the maximum amount of shares was reached and the 2019 ESPP was discontinued.